Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	$ 1,637	$ 1,643	$ 1,700
Marketing and medical support	1,152	627	740
Depreciation and amortization	49	44	82
Shipping and delivery	385	490	282
Registration and marketing license fees	502	584	424
Selling and marketing	$ 3,725	$ 3,388	$ 3,228